Income Taxes - Summary of Loss Before Income Taxes (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
PRC	¥ (146,961)	$ (20,699)	¥ (192,495)	¥ (185,000)
Non-PRC	(155,174)	(21,857)	(136,757)	(128,762)
Loss before income taxes	¥ (302,135)	$ (42,556)	¥ (329,252)	¥ (313,762)